UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Date of reporting period: April 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Asset Allocation Fund

Annual Report

April 30, 2015

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Overseas, central banks in Europe, Japan, and China sought to spark economic growth through low interest rates and easy-money policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Asset Allocation Fund for the 12-month period that ended April 30, 2015. Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

Equities continued to trend higher as economic data strengthened and central banks acted.

Within equities, U.S. stocks (as measured by the S&P 500 Index1) returned almost 13.0%. U.S. stocks were boosted by positive data reflecting a strengthening economy. During the last three quarters of 2014, the U.S. gross domestic product (GDP) annual growth rate averaged 3.2%. A lower GDP growth rate of 0.2% in the first quarter of 2015 was blamed by many observers on challenges presented by another harsh winter, a stronger U.S. dollar, and a decline in capital spending among U.S. energy companies. Energy companies struggled with oil and natural gas prices that fell dramatically earlier in the period before recovering somewhat in early 2015. The energy sector of the S&P 500 Index was the only sector to record a negative return for the period.

Developed country international stocks (measured by the MSCI EAFE Index (Net)2) gained 1.7%. Emerging markets stocks (measured by the MSCI Emerging Markets Index3) were up 7.8%. The strong U.S. dollar held back the returns of non-U.S. investments in U.S. dollar terms. Overseas, central banks in Europe, Japan, and China sought to spark economic growth through low interest rates and easy-money policies. The European Central Bank maintained low interest rates to encourage spending. In addition, it launched a quantitative easing (QE) program through which it is expected to buy more than one trillion euros of mostly government bonds between March 2015 and September 2016. Initial signs suggested the moves benefited economic growth in some of the larger eurozone member countries, as for the first time in five years, all four of the region’s largest economies recorded GDP growth during the first quarter of 2015. Nevertheless, a number of smaller countries in the region, perhaps most notably Greece, struggled with high levels of sovereign debt and austerity programs intended to strengthen their financial positions.

In the Pacific region, the Bank of Japan maintained accommodative monetary policies as it sought to stimulate growth in an economy that has been beset by deflationary pressures during the past two decades. Japan’s economy rebounded from recession in the final quarter of 2014, but growth was weaker than expected. In China, economic growth remains positive but at lower levels than in recent years. In response, the People’s Bank of China reduced interest rates in November 2014, February 2015, and once again after the close of the period in an effort to spark activity that will sustain higher growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[3]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Asset Allocation Fund	3

Domestic bonds outperformed foreign bonds thanks to U.S. bond yield premiums.

In fixed-income markets, domestic bond yields were higher than international bonds, driving continued investor demand for U.S. issues. Many domestic longer-term fixed-income market segments recorded positive returns, which was counter to investor expectations that bonds would suffer when the U.S. Federal Reserve (Fed) ended its QE-related bond-buying program in October 2014. The Barclays U.S. Aggregate Bond Index4 returned 4.5% during the period while bonds outside the U.S. declined 9.4% (as measured by the Barclays Global Aggregate ex U.S. Dollar Bond Index5). Short-term interest rates remained at historically low levels, which suppressed yields across the maturity spectrum. The Fed’s slower-than-expected approach to interest-rate hikes caused a sharp but temporary drop in the U.S. dollar relative to other international currencies in early 2015.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[5]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Advantage Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns2 (%) as of April 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (EAAFX)	7-29-1996	(5.25)	4.98	4.97	0.53	6.24	5.60	1.36	1.36
Class B (EABFX)*	10-3-2002	(5.11)	5.14	5.06	(0.20)	5.47	5.06	2.11	2.11
Class C (EACFX)	10-3-2002	(1.23)	5.45	4.82	(0.23)	5.45	4.82	2.11	2.11
Class R (EAXFX)	10-10-2003	–	–	–	0.27	5.99	5.35	1.61	1.61
Administrator Class (EAIFX)	10-3-2002	–	–	–	0.77	6.49	5.86	1.20	1.15
Institutional Class (EAAIX)	11-30-2012	–	–	–	0.99	6.60	5.91	0.93	0.93
GMO Global Asset Allocation Index[5]	–	–	–	–	6.50	7.92	6.16	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	4.46	4.12	4.75	–	–
MSCI All Country World Index (Net)[7]	–	–	–	–	7.46	9.58	6.98	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Alternative investments, such as short sales are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asset Allocation Fund	5

Growth of $10,000 investment[8] as of April 30, 2015

[1]	The Fund invests all of its investable assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Wilderman, the co-heads and senior members of GMO’s Asset Allocation Team, are primarily responsible for coordinating the portfolio management of Asset Allocation Trust.

[2]	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class. If these expenses had been included, returns for Institutional Class would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.51% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of Asset Allocation Trust and other acquired fund fees and expenses.

[4]	The Adviser has committed through August 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R, 0.64% for Administrator Class, and 0.44% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The GMO Global Asset Allocation Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Asset Allocation Index has been comprised of 65% MSCI All Country World Index (Net) and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 16.25% MSCI All Country World ex-U.S. Index, and 35% Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

[6]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[7]	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[8]	The chart compares the performance of Class A shares for the most recent ten years with the GMO Global Asset Allocation Index, Barclays U.S. Aggregate Bond Index, and MSCI All Country World Index (Net). The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[9]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[10]	Portfolio allocation is based on the investment exposures of the underlying GMO funds and holdings of Asset Allocation Trust. Holdings are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Asset Allocation Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed the GMO Global Asset Allocation Index, the Barclays U.S. Aggregate Bond Index, and MSCI All Country World Index (Net) benchmarks for the 12-month period that ended April 30, 2015.

■	Asset allocation decisions detracted from relative results, due largely to an underweight to equities as well as a large cash and cash-plus allocation. Security selection within the Fund’s equity and fixed-income allocations also detracted. Allocation to a developed markets interest-rates-and-currencies strategy and to the GMO Alpha Only Fund also detracted.

■	Our positions in emerging markets debt and asset-backed securities contributed to results.

Equity, fixed-income, and alternative strategy exposures all contributed to absolute returns but detracted on a relative basis. Cash and cash-plus exposures detracted both in absolute and relative terms.

Global equities continued their multiyear rise, with the MSCI All Country World Index (Net) up 7.5%. In a reversal from 2014, when U.S. equity markets outperformed international stocks, U.S. stocks, particularly larger companies, underperformed their foreign counterparts during the first four months of 2015. Concerns about possible monetary policy tightening and the potential impact of continued U.S. dollar strength on U.S. multinational earnings muted enthusiasm for domestic stocks. In fixed-income markets, rates defied widely held expectations by falling throughout the period, leading the Barclays U.S. Aggregate Bond Index to rise 4.5% for the period.

Ten largest holdings[9] (%) as of April 30, 2015
GMO International Equity Fund Class IV	25.23
GMO Asset Allocation Bond Fund Class VI	20.31
GMO U.S. Equity Allocation Fund Class VI	15.02
GMO Emerging Markets Fund Class VI	12.81
GMO Alpha Only Fund Class IV	10.15
GMO U.S. Treasury Fund Class IV	4.65
GMO Emerging Country Debt Fund Class IV	4.55
GMO Debt Opportunities Fund Class VI	4.53
GMO Risk Premium Fund Class VI	2.60

Equities, alternatives, and fixed income securities each contributed positively to absolute portfolio returns. Our holdings of European value stocks, however, detracted from relative returns measured in U.S. dollars as the U.S. dollar strengthened meaningfully during the period relative to the euro and negatively affected the value of investment returns earned in euros upon translation to U.S. dollars. Our equity positions within the U.S., emerging markets, and Japan posted strong absolute performance, but relative performance suffered due to security selection.

Within the fixed-income allocation of the Fund, we posted favorable absolute returns but again suffered on a relative basis. In aggregate, our fixed-income portfolio posted a return of 1.8%, trailing the Barclays U.S. Aggregate Bond Index return of 4.5%. Our allocation to a relative-value portfolio of developed markets interest rates and currencies was the biggest drag on relative performance. The strong decline in long-dated euro rates in March and April 2015 pressured the portfolio, which was positioned to benefit from rising long rates and a steepening of the yield curve. Our sizable allocation to cash and the GMO Alpha Only Fund hurt both relative and absolute returns.

Portfolio allocation[10] as of April 30, 2015

We made a few strategic changes during the period in response to changes in valuations.

We reduced our equity exposure, albeit modestly, during the period, increasing our underweight relative to the GMO Global Asset Allocation Index. Within the Fund’s equity allocation, we reduced our exposure to U.S. quality and European value stocks in favor of emerging markets value stocks and a select group of fundamentally sourced opportunistic stocks, which are the stocks of deeply researched companies that appear attractive. The continued rise of the U.S. equity market has left its forward-looking return expectations downright unappealing based on our valuation framework. We modified our fixed-income

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asset Allocation Fund	7

exposure throughout the year as bonds rallied and opportunities in the fixed-income strategies evolved. After U.S. Treasury Inflation-Protected Securities (TIPS) rallied strongly in mid-2014, causing our seven-year forecast for TIPS to decline, we began reducing the Fund’s TIPS position in May 2014 and held no TIPS by early July 2014. We rotated the weight to our developed markets rates strategy, expanding it over time. Our developed markets rates strategy attempts to take advantage of opportunities across interest rates and currency markets. Our allocation to cash and alternative strategies, which could serve as a source of liquidity should valuations become attractive elsewhere, increased modestly during the period.

Please see footnotes on page 5.

8	Wells Fargo Advantage Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Asset Allocation Fund	Beginning account value 11-1-2014	Ending account value 04-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,018.00	$4.25	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class B
Actual	$1,000.00	$1,014.31	$7.99	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Class C
Actual	$1,000.00	$1,014.44	$7.99	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Class R
Actual	$1,000.00	$1,016.89	$5.45	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Administrator Class
Actual	$1,000.00	$1,019.65	$3.20	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
Institutional Class
Actual	$1,000.00	$1,020.47	$2.10	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

Please see footnote on page 9.

Fund expenses (unaudited)	Wells Fargo Advantage Asset Allocation Fund	9

Wells Fargo Advantage Asset Allocation Fund including underlying fund expenses	Beginning account value 11-1-2014	Ending account value 04-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,018.00	$7.00	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class B
Actual	$1,000.00	$1,014.31	$10.74	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74	2.15%
Class C
Actual	$1,000.00	$1,014.44	$10.74	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74	2.15%
Class R
Actual	$1,000.00	$1,016.89	$8.20	1.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.20	1.64%
Administrator Class
Actual	$1,000.00	$1,019.65	$5.96	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96	1.19%
Institutional Class
Actual	$1,000.00	$1,020.47	$4.86	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86	0.97%
Asset Allocation Trust
Actual	$1,000.00	$1,026.24	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%
Asset Allocation Trust including underlying fund expenses
Actual	$1,000.00	$1,026.24	$2.76	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76	0.55%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments—April 30, 2015

Security name	Shares	Value
Investment Companies: 100.15%
Asset Allocation Trust (l)	365,637,930	$5,783,479,758

Total Investment Companies (Cost $4,021,973,132)		5,783,479,758

Total investments (Cost $4,021,973,132) *	100.15%	5,783,479,758
Other assets and liabilities, net	(0.15)	(8,743,830)

Total net assets	100.00%	$5,774,735,928

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $4,022,148,725 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,761,506,626
Gross unrealized losses	(175,593)

Net unrealized gains	$1,761,331,033

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2015	Wells Fargo Advantage Asset Allocation Fund	11

Assets
Investment in affiliated investment companies, at value (cost $4,021,973,132)	$5,783,479,758
Receivable for investments sold	422,811
Receivable for Fund shares sold	5,034,429
Prepaid expenses and other assets	25,991

Total assets	5,788,962,989

Liabilities
Payable for Fund shares redeemed	8,856,371
Advisory fee payable	1,060,893
Distribution fees payable	1,389,368
Administration fees payable	1,495,522
Shareholder servicing fees payable	980,616
Accrued expenses and other liabilities	444,291

Total liabilities	14,227,061

Total net assets	$5,774,735,928

NET ASSETS CONSIST OF
Paid-in capital	$3,964,638,146
Accumulated net investment loss	(20,178,304)
Accumulated net realized gains on investments	68,769,460
Net unrealized gains on investments	1,761,506,626

Total net assets	$5,774,735,928

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$2,058,443,774
Shares outstanding – Class A1	145,957,170
Net asset value per share – Class A	$14.10
Maximum offering price per share – Class A2	$14.96
Net assets – Class B	$165,030,590
Shares outstanding – Class B1	11,769,610
Net asset value per share – Class B	$14.02
Net assets – Class C	$2,060,671,989
Shares outstanding – Class C1	151,366,474
Net asset value per share – Class C	$13.61
Net assets – Class R	$30,354,565
Shares outstanding – Class R1	2,175,789
Net asset value per share – Class R	$13.95
Net assets – Administrator Class	$427,916,443
Shares outstanding – Administrator Class[1]	30,073,856
Net asset value per share – Administrator Class	$14.23
Net assets – Institutional Class	$1,032,318,567
Shares outstanding – Institutional Class[1]	72,940,713
Net asset value per share – Institutional Class	$14.15

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asset Allocation Fund	Statement of operations—year ended April 30, 2015

Investment income	$0

Expenses
Advisory fee	13,925,251
Administration fees
Fund level	5,970,100
Class A	5,715,877
Class B	617,615
Class C	5,791,038
Class R	84,913
Administrator Class	607,834
Institutional Class	727,082
Shareholder servicing fees
Class A	5,496,036
Class B	592,298
Class C	5,568,306
Class R	80,198
Administrator Class	1,498,376
Distribution fees
Class B	1,781,583
Class C	16,704,915
Class R	81,647
Custody and accounting fees	302,287
Professional fees	41,537
Registration fees	87,246
Shareholder report expenses	370,763
Trustees’ fees and expenses	1,179
Interest expense	1,295
Other fees and expenses	117,344

Total expenses	66,164,720
Less: Fee waivers and/or expense reimbursements	(249,325)

Net expenses	65,915,395

Net investment loss	(65,915,395)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	236,404,225
Net change in unrealized gains (losses) on investments	(155,453,240)

Net realized and unrealized gains (losses) on investments	80,950,985

Net increase in net assets resulting from operations	$15,035,590

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Asset Allocation Fund	13

	Year ended April 30, 2015		Year ended April 30, 2014[1]		Year ended September 30, 2013

Operations
Net investment loss		$(65,915,395)		$(42,423,217)		$(77,070,007)
Net realized gains on investments		236,404,225		125,347,677		264,727,390
Net change in unrealized gains (losses) on investments		(155,453,240)		352,039,882		399,339,730

Net increase in net assets resulting from operations		15,035,590		434,964,342		586,997,113

Distributions to shareholders from
Net investment income
Class A		(58,339,512)		(40,607,461)		(57,362,902)
Class B		(3,407,333)		(2,586,640)		(9,294,476)
Class C		(42,752,244)		(22,318,368)		(43,156,505)
Class R		(828,305)		(513,277)		(645,944)
Administrator Class		(12,960,484)		(14,587,845)		(42,289,555)
Institutional Class		(35,139,920)		(15,076,483)		(2,036)[2]

Total distributions to shareholders		(153,427,798)		(95,690,074)		(152,751,418)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	14,558,333	207,382,838	12,974,609	181,904,545	27,500,064	363,545,549
Class B	16,592	231,147	29,272	406,419	181,414	2,354,447
Class C	6,380,900	87,573,015	5,118,301	69,352,064	10,368,647	132,219,134
Class R	354,082	5,018,959	379,660	5,269,287	1,065,336	13,931,892
Administrator Class	6,705,890	97,155,441	8,979,653	127,175,642	23,349,295	310,106,152
Institutional Class	38,132,298	549,346,712	9,608,319	135,592,201	55,968,375 [2]	740,279,694 [2]

		946,708,112		519,700,158		1,562,436,868

Reinvestment of distributions
Class A	3,936,497	54,008,739	2,689,297	37,677,047	4,125,827	52,563,034
Class B	240,292	3,284,796	178,568	2,482,088	702,281	8,848,740
Class C	2,507,562	33,300,418	1,281,741	17,367,591	2,710,463	33,365,798
Class R	52,325	710,571	32,649	452,844	42,436	535,537
Administrator Class	914,386	12,645,966	728,783	10,283,122	2,570,656	32,955,810
Institutional Class	2,050,122	28,189,169	1,025,862	14,413,362	159 [2]	2,036 [2]

		132,139,659		82,676,054		128,270,955

Payment for shares redeemed
Class A	(38,741,813)	(555,287,126)	(19,264,010)	(270,923,127)	(40,596,506)	(537,198,888)
Class B	(10,839,517)	(153,255,686)	(9,698,442)	(134,202,661)	(21,094,620)	(274,546,944)
Class C	(28,354,018)	(388,473,530)	(17,362,843)	(235,186,592)	(41,366,030)	(526,212,402)
Class R	(611,086)	(8,589,786)	(531,495)	(7,422,480)	(951,593)	(12,390,495)
Administrator Class	(30,910,234)	(445,537,068)	(14,839,383)	(210,262,915)	(87,550,899)	(1,161,108,304)
Institutional Class	(16,696,806)	(237,109,775)	(10,325,655)	(145,893,598)	(6,821,961)[2]	(92,435,938)[2]

		(1,788,252,971)		(1,003,891,373)		(2,603,892,971)

Net decrease in net assets resulting from capital share transactions		(709,405,200)		(401,515,161)		(913,185,148)

Total decrease in net assets		(847,797,408)		(62,240,893)		(478,939,453)

Net assets
Beginning of period		6,622,533,336		6,684,774,229		7,163,713,682

End of period		$5,774,735,928		$6,622,533,336		$6,684,774,229

Undistributed (accumulated) net investment income (loss)		$(20,178,304)		$(8,524,625)		$25,585,977

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
CLASS A	2015	2014[1]	2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.43	$13.73	$12.91	$11.70	$11.76	$11.37
Net investment loss	(0.11)	(0.07)	(0.11)	(0.12)	(0.09)	(0.08)
Net realized and unrealized gains (losses) on investments	0.18	1.01	1.26	1.56	0.20	0.47

Total from investment operations	0.07	0.94	1.15	1.44	0.11	0.39
Distributions to shareholders from
Net investment income	(0.40)	(0.24)	(0.33)	(0.23)	(0.14)	(0.00)[4]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.03)	0.00

Total distributions to shareholders	(0.40)	(0.24)	(0.33)	(0.23)	(0.17)	(0.00)[4]
Net asset value, end of period	$14.10	$14.43	$13.73	$12.91	$11.70	$11.76
Total return[5]	0.53%	6.92%	9.12%	12.48%	0.94%	3.45%
Ratios to average net assets (annualized)
Gross expenses[6]	0.85%	0.85%	0.84%	0.84%	0.85%	0.85%
Net expenses[6]	0.85%	0.85%	0.84%	0.84%	0.84%	0.85%
Net investment loss[6]	(0.85)%	(0.85)%	(0.84)%	(0.84)%	(0.84)%	(0.85)%
Supplemental data
Portfolio turnover rate[7]	0%	1%	0%	1%	1%	1%
Net assets, end of period (000s omitted)	$2,058,444	$2,398,503	$2,332,077	$2,307,609	$2,336,095	$2,957,689

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Asset Allocation Fund.

[3]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[6]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[7]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
CLASS B	2015	2014[1]	2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.28	$13.51	$12.66	$11.54	$11.60	$11.27
Net investment loss	(0.23)[4]	(0.13)[4]	(0.21)[4]	(0.19)[4]	(0.19)[4]	(0.14)
Net realized and unrealized gains (losses) on investments	0.20	0.99	1.26	1.51	0.21	0.47

Total from investment operations	(0.03)	0.86	1.05	1.32	0.02	0.33
Distributions to shareholders from
Net investment income	(0.23)	(0.09)	(0.20)	(0.20)	(0.07)	(0.00)[5]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.23)	(0.09)	(0.20)	(0.20)	(0.08)	(0.00)[5]
Net asset value, end of period	$14.02	$14.28	$13.51	$12.66	$11.54	$11.60
Total return[6]	(0.20)%	6.40%	8.40%	11.61%	0.17%	2.95%
Ratios to average net assets (annualized)
Gross expenses[7]	1.59%	1.60%	1.59%	1.59%	1.60%	1.60%
Net expenses[7]	1.59%	1.60%	1.59%	1.59%	1.59%	1.59%
Net investment loss[7]	(1.59)%	(1.60)%	(1.59)%	(1.59)%	(1.59)%	(1.59)%
Supplemental data
Portfolio turnover rate[8]	0%	1%	0%	1%	1%	1%
Net assets, end of period (000s omitted)	$165,031	$319,225	$430,116	$659,186	$917,860	$1,253,485

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Asset Allocation Fund.

[3]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[7]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
CLASS C	2015	2014[1]	2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$13.92	$13.20	$12.40	$11.30	$11.36	$11.04
Net investment loss	(0.22)[4]	(0.14)	(0.20)[4]	(0.19)[4]	(0.19)[4]	(0.14)
Net realized and unrealized gains (losses) on investments	0.18	0.99	1.22	1.49	0.21	0.46

Total from investment operations	(0.04)	0.85	1.02	1.30	0.02	0.32
Distributions to shareholders from
Net investment income	(0.27)	(0.13)	(0.22)	(0.20)	(0.07)	(0.00)[5]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00

Total distributions to shareholders	(0.27)	(0.13)	(0.22)	(0.20)	(0.08)	(0.00)[5]
Net asset value, end of period	$13.61	$13.92	$13.20	$12.40	$11.30	$11.36
Total return[6]	(0.23)%	6.44%	8.32%	11.64%	0.18%	2.92%
Ratios to average net assets (annualized)
Gross expenses[7]	1.60%	1.60%	1.59%	1.59%	1.60%	1.60%
Net expenses[7]	1.60%	1.60%	1.59%	1.59%	1.59%	1.60%
Net investment loss[7]	(1.60)%	(1.60)%	(1.59)%	(1.59)%	(1.59)%	(1.60)%
Supplemental data
Portfolio turnover rate[8]	0%	1%	0%	1%	1%	1%
Net assets, end of period (000s omitted)	$2,060,672	$2,377,997	$2,399,839	$2,604,438	$2,736,064	$3,290,791

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Asset Allocation Fund.

[3]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[7]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	17

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
CLASS R	2015	2014[1]	2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.28	$13.58	$12.76	$11.59	$11.66	$11.29
Net investment loss	(0.15)[4]	(0.10)	(0.14)[4]	(0.13)[4]	(0.10)	(0.06)
Net realized and unrealized gains (losses) on investments	0.18	1.01	1.26	1.52	0.19	0.43

Total from investment operations	0.03	0.91	1.12	1.39	0.09	0.37
Distributions to shareholders from
Net investment income	(0.36)	(0.21)	(0.30)	(0.22)	(0.13)	(0.00)[5]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.03)	0.00

Total distributions to shareholders	(0.36)	(0.21)	(0.30)	(0.22)	(0.16)	(0.00)[5]
Net asset value, end of period	$13.95	$14.28	$13.58	$12.76	$11.59	$11.66
Total return[6]	0.27%	6.74%	8.92%	12.16%	0.71%	3.30%
Ratios to average net assets (annualized)
Gross expenses[7]	1.09%	1.10%	1.09%	1.09%	1.09%	1.10%
Net expenses[7]	1.09%	1.10%	1.09%	1.09%	1.09%	1.09%
Net investment loss[7]	(1.09)%	(1.10)%	(1.09)%	(1.09)%	(1.09)%	(1.09)%
Supplemental data
Portfolio turnover rate[8]	0%	1%	0%	1%	1%	1%
Net assets, end of period (000s omitted)	$30,355	$33,984	$33,934	$29,899	$23,580	$20,893

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Asset Allocation Fund.

[3]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	Returns for periods of less than one year are not annualized.

[7]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
ADMINISTRATOR CLASS	2015	2014[1]	2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.54	$13.84	$13.01	$11.77	$11.84	$11.42
Net investment loss	(0.09)[4]	(0.05)[4]	(0.08)[4]	(0.09)	(0.08)[4]	(0.01)
Net realized and unrealized gains (losses) on investments	0.19	1.01	1.27	1.57	0.22	0.43

Total from investment operations	0.10	0.96	1.19	1.48	0.14	0.42
Distributions to shareholders from
Net investment income	(0.41)	(0.26)	(0.36)	(0.24)	(0.17)	(0.00)[5]
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.04)	0.00

Total distributions to shareholders	(0.41)	(0.26)	(0.36)	(0.24)	(0.21)	(0.00)[5]
Net asset value, end of period	$14.23	$14.54	$13.84	$13.01	$11.77	$11.84
Total return[6]	0.77%	7.01%	9.39%	12.74%	1.12%	3.70%
Ratios to average net assets (annualized)
Gross expenses[7]	0.68%	0.69%	0.67%	0.64%	0.65%	0.63%
Net expenses[7]	0.64%	0.64%	0.64%	0.62%	0.63%	0.60%
Net investment loss[7]	(0.64)%	(0.64)%	(0.64)%	(0.62)%	(0.63)%	(0.60)%
Supplemental data
Portfolio turnover rate[8]	0%	1%	0%	1%	1%	1%
Net assets, end of period (000s omitted)	$427,916	$776,035	$809,554	$1,562,582	$1,423,427	$810,355

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Asset Allocation Fund.

[3]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	Returns for periods of less than one year are not annualized.

[7]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	19

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30, 2013[2]
INSTITUTIONAL CLASS	2015	2014[1]
Net asset value, beginning of period	$14.49	$13.82	$13.01
Net investment loss	(0.06)[3]	(0.03)	(0.05)[3]
Net realized and unrealized gains (losses) on investments	0.19	1.01	1.26

Total from investment operations	0.13	0.98	1.21
Distributions to shareholders from
Net investment income	(0.47)	(0.31)	(0.40)
Net asset value, end of period	$14.15	$14.49	$13.82
Total return[4]	0.99%	7.15%	9.58%
Ratios to average net assets (annualized)
Gross expenses[5]	0.42%	0.42%	0.42%
Net expenses[5]	0.42%	0.42%	0.42%
Net investment loss[5]	(0.42)%	(0.42)%	(0.42)%
Supplemental data
Portfolio turnover rate[6]	0%	1%	0%
Net assets, end of period (000s omitted)	$1,032,319	$716,789	$679,254

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

[5]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[6]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”) and may be exposed to any asset class, including U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. At April 30, 2015, the Fund owned 100% of Asset Allocation Trust. Because the Fund invests all of its assets in Asset Allocation Trust, the shareholders of the Fund bear the fees and expenses of Asset Allocation Trust which are not included in the Statement of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Asset Allocation Trust. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. The financial statements of Asset Allocation Trust, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Asset Allocation Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investment transactions and income recognition

Investment transactions in Asset Allocation Trust are recorded on a trade date basis. Realized gains or losses resulting from investment transactions in Asset Allocation Trust are determined on the identified cost basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Capital gain distributions from Asset Allocation Trust are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Net investment income is primarily derived from redemptions in Asset Allocation Trust which are deemed dividends to the Fund. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally

Notes to financial statements	Wells Fargo Advantage Asset Allocation Fund	21

accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to reversal of net realized gains on investments and deemed dividends received from Asset Allocation Trust. At April 30, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Accumulated net investment loss	Accumulated net realized gains on investments
$(40,230,342)	$207,689,514	$(167,459,172)

As of April 30, 2015, the Fund had a qualified late-year ordinary loss of $20,057,908 which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.175% as the average daily net assets of the Fund increase. For the year ended April 30, 2015, the advisory fee was equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

22	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements

annual fund level administration fee starting at 0.10% and declining to 0.06% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through August 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.64% for Administrator Class shares, and 0.44% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended April 30, 2015, Funds Distributor received $242,460 from the sale of Class A shares and $6,425 and $10,782 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the year ended April 30, 2015, the Fund made aggregate purchases and sales of $17,801,755 and $950,920,529, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended April 30, 2015, the Fund paid $11,726 in commitment fees.

During the year ended April 30, 2015, the Fund had average borrowings outstanding of $94,526 at an average rate of 1.37% and paid interest in the amount of $1,295.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $153,427,798, $95,690,074, and $152,751,418 of ordinary income for the year ended April 30, 2015, the seven months ended April 30, 2014, and the year ended September 30, 2013, respectively.

Notes to financial statements	Wells Fargo Advantage Asset Allocation Fund	23

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	Unrealized gains	Late-year ordinary losses deferred
$68,945,053	$1,761,331,033	$(20,057,908)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Asset Allocation Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Asset Allocation Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014 and for year ended September 30, 2013, and the financial highlights for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, each of the years or periods in the three-year period ended September 30, 2013, and the period from January 1, 2010 to September 30, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2015, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Asset Allocation Fund as of April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014 and for year ended September 30, 2013, and the financial highlights for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, each of the years or periods in the three-year period ended September 30, 2013, and the period from January 1, 2010 to September 30, 2010, in conformity with U.S. generally acceptable accounting principles.

Boston, Massachusetts

June 25, 2015

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	25

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 16.04% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended April 30, 2015.

Pursuant to Section 854 of the Internal Revenue Code, $117,926,088 of income dividends paid during the fiscal year ended April 30, 2015 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Asset Allocation Trust	Portfolio of investments—April 30, 2015

Security name			Shares	Value

Investment Companies: 99.71%

Alternative & Other Funds: 2.60%
GMO Risk Premium Fund Class VI (l)			14,909,939	$150,143,087

Cash/Cash Plus Funds: 14.78%
GMO Alpha Only Fund Class IV (l)			25,484,559	586,144,857
GMO U.S. Treasury Fund Class IV (l)			10,738,276	268,456,889

				854,601,746

Emerging Equity Funds: 12.79%
GMO Emerging Markets Fund Class VI (l)			69,669,088	739,885,713

Fixed Income Funds: 29.35%
GMO Asset Allocation Bond Fund Class VI (l)			48,938,992	1,172,578,233
GMO Debt Opportunities Fund Class VI (l)			10,506,240	261,815,492
GMO Emerging Country Debt Fund Class IV (l)			27,064,938	262,800,550

				1,697,194,275

International Developed Equity Funds: 25.19%
GMO International Equity Fund Class IV (l)			60,484,346	1,457,067,892

U.S. Equity Fund: 15.00%
GMO U.S. Equity Allocation Fund Class VI (l)			52,865,604	867,524,576

Total Investment Companies (Cost $5,399,119,393)				5,766,417,289

	Interest rate	Maturity date	Principal
Short-Term Investments: 0.30%

Time Deposit: 0.30%
State Street Bank Euro Dollar	0.01%	5-1-2015	$17,514,780	17,514,780

Total Short-Term Investments (Cost $17,514,780)				17,514,780

Total investments in securities (Cost $5,416,634,173) *	100.01%	5,783,932,069
Other assets and liabilities, net	(0.01)	(452,311)

Total net assets	100.00%	$5,783,479,758

(l)	The security represents an affiliate of the Trust as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $5,496,362,546 and unrealized gains (losses) consists of:

Gross unrealized gains	$431,768,007
Gross unrealized losses	(144,198,484)

Net unrealized gains	$287,569,523

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2015	Asset Allocation Trust	29

Assets
Investments
In affiliated investment companies, at value (cost $5,399,119,393)	$5,766,417,289
In unaffiliated securities, at value (cost $17,514,780)	17,514,780

Total investments, at value (cost $5,416,634,173)	5,783,932,069
Receivable for interest	15,170
Receivable from administrator	6,949
Prepaid expenses and other assets	9,283

Total assets	5,783,963,471

Liabilities
Payable for investments purchased	15,164
Payable for Fund shares redeemed	422,811
Professional fees payable	42,990
Accrued expenses and other liabilities	2,748

Total liabilities	483,713

Total net assets	$5,783,479,758

NET ASSETS CONSIST OF
Paid-in capital	$5,495,910,235
Accumulated net realized gains on investments	(79,728,373)
Net unrealized gains on investments	367,297,896

Total net assets	$5,783,479,758

COMPUTATION OF NET ASSET VALUE
Net assets	$5,783,479,758
Shares outstanding[1]	365,637,930
Net asset value per share	$15.82

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

30	Asset Allocation Trust	Statement of operations—year ended April 30, 2015

Investment income
Dividends from affiliated investment companies	$180,680,548
Interest	1,991

Total investment income	180,682,539

Expenses
Custody and accounting fees	12,030
Professional fees	65,788
Shareholder report expenses	2,343
Other fees and expenses	4,388

Total expenses	84,549
Less: Fee waivers and/or expense reimbursements	(84,549)

Net expenses	0

Net investment income	180,682,539

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Sale of affiliated investment companies	43,805,577
Capital gain distributions from affiliated investment companies	224,992,985

Net realized gains on investments	268,798,562
Net change in unrealized gains (losses) on investments	(368,526,446)

Net realized and unrealized gains (losses) on investments	(99,727,884)

Net increase in net assets resulting from operations	$80,954,655

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Asset Allocation Trust	31

	Year ended		Year ended		Year ended
	April 30, 2015		April 30, 2014[1]		September 30, 2013

Operations
Net investment income		$180,682,539		$82,091,358		$223,770,238
Net realized gains on investments		268,798,562		298,088,126		369,522,918
Net change in unrealized gains (losses) on investments		(368,526,446)		97,204,595		70,773,942

Net increase in net assets resulting from operations		80,954,655		477,384,079		664,067,098

Capital share transactions	Shares		Shares		Shares
Contributions	1,138,693	17,801,755	2,504,241	37,910,608	2,230,457	30,551,031
Withdrawals	(60,631,016)	(947,107,473)	(38,329,256)	(577,483,198)	(85,149,391)	(1,175,072,850)

Net decrease in net assets resulting from capital share transactions		(929,305,718)		(539,572,590)		(1,144,521,819)

Total decrease in net assets		(848,351,063)		(62,188,511)		(480,454,721)

Net assets
Beginning of period		6,631,830,821		6,694,019,332		7,174,474,053

End of period		$5,783,479,758		$6,631,830,821		$6,694,019,332

Undistributed net investment income		$0		$0		$0

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

The accompanying notes are an integral part of these financial statements.

32	Asset Allocation Trust	Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended September 30
	2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$15.60	$14.52	$13.19	$11.64	$11.43	$10.98
Net investment income	0.49	0.19	0.49	0.42	0.21	0.12 [3]
Net realized and unrealized gains (losses) on investments	(0.27)	0.89	0.84	1.13	0.00 [4]	0.33

Total from investment operations	0.22	1.08	1.33	1.55	0.21	0.45
Net asset value, end of period	$15.82	$15.60	$14.52	$13.19	$11.64	$11.43
Total return[5]	1.41%	7.44%	10.08%	13.32%	1.84%	4.10%
Ratios to average net assets (annualized)
Gross expenses[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income[6]	2.90%	2.12%	3.23%	3.10%	1.64%	1.48%
Supplemental data
Portfolio turnover rate	42%	40%	36%	31%	22%	15%
Net assets, end of period (000s omitted)	$5,783,480	$6,631,831	$6,694,019	$7,174,474	$7,447,698	$8,349,759

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Returns for periods of less than one year are not annualized.

[6]	Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Asset Allocation Trust	33

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to the Wells Fargo Advantage Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in each class of the underlying funds are valued at the net asset value per share as reported by the underlying funds. Some of the classes of the underlying funds are not publicly available.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Trust. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

34	Asset Allocation Trust	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Trust’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the net asset value per share. The primary permanent differences causing such reclassifications are due to dividends deemed paid and dividends from certain securities. At April 30, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Undistributed net investment income	Accumulated net realized gains on investments
$276,634,886	$(180,682,539)	$(95,952,347)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Trust’s assets and liabilities as of April 30, 2015:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Investment companies	$5,766,417,289	$0	$0	$5,766,417,289

Short-term investments
Time deposit	0	17,514,780	0	17,514,780
Total assets	$5,766,417,289	$17,514,780	$0	$5,783,932,069

Notes to financial statements	Asset Allocation Trust	35

The Trust recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Trust did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment, and personnel. Funds Management receives no compensation from the Trust for its services. During the year ended April 30, 2015, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $84,549.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended April 30, 2015 were $2,580,322,156 and $3,098,592,752, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Trust or which the Trust has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Trust at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold		Shares, end of period	Value, end of period	Dividends from affiliates	Capital gain distributions from affiliates
GMO Alpha Only Fund Class IV	27,647,746	17,820,532	19,983,719		25,484,559	$586,144,857	$11,217,561	$0
GMO Asset Allocation Bond Fund Class VI	35,880,338	26,688,479	13,629,825		48,938,992	1,172,578,233	35,550,396	20,544,955
GMO Debt Opportunities Fund Class VI	75,253,530	9,512,450	74,259,740	*	10,506,240	261,815,492	4,162,714	0
GMO Emerging Country Debt Fund Class IV	23,117,070	8,658,228	4,710,360		27,064,938	262,800,550	18,660,988	0
GMO Emerging Markets Fund Class VI	54,743,758	25,902,922	10,977,592		69,669,088	739,885,713	18,647,070	0
GMO International Equity Fund Class IV	66,422,496	10,543,820	16,481,970		60,484,346	1,457,067,892	71,189,500	58,172,620
GMO Risk Premium Fund Class VI	15,613,501	16,506,136	17,209,698		14,909,939	150,143,087	0	14,266,610
GMO Special Situations Fund Class VI	1,263,059	0	1,263,059		0	0	0	0
GMO Strategic Fixed Income Fund Class VI	41,765,969	129,090	41,895,059		0	0	2,146,771	0
GMO U.S. Equity Allocation Fund Class VI**	68,550,482	10,065,418	25,750,296		52,865,604	867,524,576	18,994,890	131,975,436
GMO U.S. Treasury Fund Class IV	2,638,214	13,056,438	4,956,376		10,738,276	268,456,889	110,658	33,364
							$180,680,548	$224,992,985

*	Amount includes 63,765,382 shares received on May 15, 2014 from a stock split.

**	On June 30, 2014, GMO U.S. Core Equity Fund changed its name to GMO U.S. Equity Allocation Fund.

7. DISTRIBUTIONS TO SHAREHOLDERS

For the year ended April 30, 2015, the seven months ended April 30, 2014, and the year ended September 30, 2013, the Trust paid $276,634,884, $101,344,940, and $237,081,875, respectively, of deemed dividends to Asset Allocation Fund through redemptions of shares.

As of April 30, 2015, distributable earnings on a tax basis consisted of $287,569,523 in unrealized gains.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

36	Asset Allocation Trust	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF ASSET ALLOCATION TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Asset Allocation Trust (the “Trust”) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014 and for year ended September 30, 2013, and the financial highlights for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, each of the years in the three-year period ended September 30, 2013, and the period from January 1, 2010 to September 30, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Allocation Trust as of April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014 and for year ended September 30, 2013, and the financial highlights for the year ended April 30, 2015, the period from October 1, 2013 to April 30, 2014, each of the years in the three-year period ended September 30, 2013, and the period from January 1, 2010 to September 30, 2010, in conformity with U.S. generally acceptable accounting principles.

Boston, Massachusetts

June 25, 2015

Other information (unaudited)	Asset Allocation Trust	37

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 11.85% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended April 30, 2015.

Pursuant to Section 852 of the Internal Revenue Code, $68,945,402 was designated as long-term capital gain distributions for the fiscal year ended April 30, 2015.

Pursuant to Section 854 of the Internal Revenue Code, $117,928,937 of income dividends paid during the fiscal year ended April 30, 2015 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Trust are publicly available monthly on the Trust’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Trust is publicly available on the Trust’s website on a monthly, seven-day or more delayed basis. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38	Asset Allocation Trust	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015*	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Wells Fargo Advantage family of funds consisting of 134 funds.
Jane A. Freeman (Born 1953)	Trustee, since 2015*	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Wells Fargo Advantage family of funds consisting of 134 funds.
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Wells Fargo Advantage family of funds consisting of 134 funds.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Wells Fargo Advantage family of funds consisting of 134 funds.
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo Advantage family of funds consisting of 134 funds.
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo Advantage family of funds consisting of 134 funds.

Other information (unaudited)	Asset Allocation Trust	39

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Other directorships during past five years
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo Advantage family of funds consisting of 134 funds.
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo Advantage family of funds consisting of 134 funds.
Michael S. Scofield (Born 1943)	Trustee, since 2005	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Wells Fargo Advantage family of funds consisting of 134 funds.
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Wells Fargo Advantage family of funds consisting of 134 funds.

*	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

40	Asset Allocation Trust	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233643 06-15 A224/AR224 04-15

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period, covered by the report, Asset Allocation Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Asset Allocation Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal	Fiscal
	year ended	year ended
	April 30, 2015	April 30, 2014
Audit fees	$37,580	$37,580
Audit-related fees	—	—
Tax fees (1)	5,030	3,830
All other fees	—	—

	$42,610	$41,410

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Asset Allocation Trust; (2) non-audit tax or compliance consulting or training services provided to the Asset Allocation Trust by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to Asset Allocation Trust’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of Asset Allocation Trust) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for Asset Allocation Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Asset Allocation Trust

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	June 25, 2015

By:
/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	June 25, 2015